SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 12,132,668	$ 8,137,820
Electric Vehicle [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	12,076,334	7,496,861
Software Royalty [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	343	232,462
Software Development And Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	55,991	408,497
Software Royalty And Development [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 56,334	$ 640,959